Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Deferred Tax Assets Liability Net

The Company’s deferred tax liability, net of allowance, consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Deferred tax asset (liability)
Net operating loss carryforward	$15,037	$—
Startup/organization expenses	74,799	725
Unrealized gain/loss	(309,780)	—
Total deferred tax assets	(219,944)	725
Valuation allowance	(74,799)	(725)
Deferred tax liability, net of allowance	$(294,743)	$—

Schedule of Provision (Benefit) for Income Taxes

The Company’s provision (benefit) for income taxes is as follows for the year ended December 31, 2023 and the period from June 14, 2022 (inception) through December 31, 2022:

	2023	2022
Federal
Current expense/(benefit)	$—	$—
Deferred expense/(benefit)	220,669	(725)
State and Local	—	—
Current	—	—
Deferred	—	—
Change in valuation allowance	74,074	725
Income tax provision expense/(benefit)	$294,743	$—

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows for the year ended December 31, 2023 and the period from June 14, 2022 (inception) through December 31, 2022:

	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs warrants	0.0%	0.0%
Meals & entertainment	0.0%	0.0%
Valuation allowance	7.1%	0.0%
Effective tax rate	28.1%	21.0%